UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act File Number: 811-22862

                          SEI INSURANCE PRODUCTS TRUST

                                   REGISTRANT
                          SEI Insurance Products Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 1-800-342-5734

                               AGENT FOR SERVICE
                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801

                         Date of Fiscal Year End: August 31

            Date of Reporting Period: July 1, 2013 to June 30, 2014

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========================== VP Balanced Strategy Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== VP Conservative Strategy Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== VP Defensive Strategy Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== VP Market Growth Strategy Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= VP Market Plus Strategy Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== VP Moderate Strategy Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused
   this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Name of Registrant:  SEI Insurance Products Trust

By: /s/  Robert A. Nesher

         President

Date:    August 8, 2014